UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)





                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

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       SEMIANNUAL REPORT
       USAA EMERGING MARKETS FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       NOVEMBER 30, 2011

 =============================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   15

FINANCIAL INFORMATION

  Portfolio of Investments                                                   16

  Notes to Portfolio of Investments                                          33

  Financial Statements                                                       35

  Notes to Financial Statements                                              38

EXPENSE EXAMPLE                                                              58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

The Boston Company Asset Management,     Batterymarch Financial Management, Inc.
LLC                                          DAVID LAZENBY, CFA
    KIRK HENRY, CFA
    CAROLYN KEDERSHA, CFA, CPA
    WARREN SKILLMAN

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o    HOW DID THE USAA EMERGING MARKETS FUND (THE FUND SHARES) PERFORM DURING
     THE REPORTING PERIOD?

     For the six-month period ended November 30, 2011, the Fund Shares had a total return of -20.31%. This compares to a return of -17.08% for the Lipper Emerging Markets Funds Index and -19.40% for the Morgan Stanley Capital International Emerging Markets Index (the Index).

     The Fund has two sub-advisers, each pursuing a distinct approach to emerging market investing: Batterymarch Financial Management, Inc. (Batterymarch) and The Boston Company Asset Management, LLC (The Boston Company).

o PLEASE CHARACTERIZE THE PERFORMANCE OF EMERGING MARKETS RELATIVE TO DEVELOPED MARKETS OVER THE PAST SIX MONTHS.

     The MSCI Emerging Markets Index returned -19.40% and underperformed both U.S. stocks as measured by the return of the

     Refer to pages 7, 10 and 12 for benchmark definitions.

     Past performance is no guarantee of future results.

     Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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2  | USAA EMERGING MARKETS FUND

================================================================================

     S&P 500 Index at -6.25%, as well as non-U.S. developed markets as measured by the return of the MSCI EAFE Index at -16.56% in a difficult period for equities globally.

o    PLEASE CHARACTERIZE PERFORMANCE FOR THE BATTERYMARCH PORTION OF THE FUND.

     Batterymarch's portion of the Fund underperformed the Index for the six-month period. In particular, performance was challenged in September and October when the European debt crisis intensified and investors shied away from perceived risk. Stock selection tends to drive Batterymarch's performance, and during the period, selection was strong only in India and South Africa. Stock selection detracted most significantly in China, Russia, and South Korea.

     At the security level, outperformers included an overweight to Mahindra & Mahindra Ltd. GDR, an Indian automobile company. A non-benchmark South African retailer, Mr Price Group Ltd., was another strong contributor for the period. In contrast, an overweight to Yanzhou Coal Mining Co. Ltd. "H" in China detracted from relative performance with a sharply negative return. An overweight to HTC Corp., which manufactures smart handheld devices and had been a strong performer last year at this time, also subtracted from returns. Country allocation had a positive impact on performance, due in large part to underweights to Taiwan and India, two of the poorest performing countries within the benchmark.

     As of November 30, 2011, Batterymarch's largest overweights were to Russia, Brazil, and Turkey, and the most significant underweights were to Taiwan, Malaysia, and India. In addition, Batterymarch's portion of the Fund has an average price-to-earnings ratio lower than the Index, with an average earnings-per-share growth estimate that is in line with the Index.

     You will find a complete list of securities that the Fund owns on pages 16-30.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o    WHAT IS BATTERYMARCH'S OUTLOOK?

     Batterymarch believes that emerging market equities are attractively valued compared with developed markets, with stronger long-term growth prospects, though their short-term outlook remains muted amid the general global slowdown. They also think that the long-term structural drivers that have favored emerging markets over developed markets remain intact, and that emerging market growth is less dependent on exports to developed markets. Earnings growth for the sector has remained solid, and earnings revisions are positive within most emerging markets. Recent emerging market weakness has been tied to cyclical drivers, the sector's relative risk characteristics, and geopolitical factors.

     Batterymarch continues to focus on fundamentally sound companies that are expected to succeed in a slow-growth global environment and are positioned for increased domestic demand. Although unresolved macroeconomic issues are likely to continue to provoke market volatility in the near term, current valuations (which have already been significantly discounted) and the ability of emerging market countries' central banks to lower interest rates should allow these countries to outperform in the medium term. Batterymarch continues to follow their investment process and their portion of the portfolio remains fully invested.

o    HOW DID THE BOSTON COMPANY'S PORTION OF THE PORTFOLIO PERFORM?

     The Boston Company portion of the Fund underperformed its benchmark during the six-month period ended November 30, 2011, primarily due to stock selection. From a sector standpoint, they benefited from an underweight position and issue selection in the industrials and materials sectors, as well as an overweight position in the health care sector. In contrast, stock selection in the information technology and telecommunications services sectors, coupled with

================================================================================

4  | USAA EMERGING MARKETS FUND

================================================================================

     underweights to the consumer staples and consumer discretionary sectors, detracted from performance.

     On a country basis, stock selection subtracted from returns. Holdings within India, South Africa, Mexico, and Brazil represented the largest detractors from performance. Stock selection in South Korea, China, and Poland, as well as an out-of-benchmark position in Tanzania, contributed the most to relative return over the six-month period.

o    WHAT IS THE BOSTON COMPANY'S OUTLOOK?

     Despite their higher level of economic growth and stronger financial systems, emerging markets have lagged this year, especially China and India. The principal cause of the underperformance has been higher inflation, which has sparked monetary tightening in varying degrees in emerging market countries, as well as fears that exports to weakening developed markets would slow. However, the monetary tightening cycle seems to have peaked, and the U.S. economy appears to be gaining some momentum. This leaves the euro zone debt crisis as the last major hurdle for emerging market economies. We have long held the view that a substantive agreement between Germany and France is the essential element in resolving the crisis. As of this writing, it appears that German Chancellor Merkel and French President Sarkozy have finally gotten down to business. A true resolution of the European crisis will allow investors to re-focus on fundamentals.

     Going forward, The Boston Company believes that its portion of the portfolio is populated by undervalued companies with improving fundamentals.

     Past performance is no guarantee of future results.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (Ticker Symbol: USEMX)


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                                          11/30/11                   5/31/11
--------------------------------------------------------------------------------

Net Assets                             $676.5 Million             $821.0 Million
Net Asset Value Per Share                  $17.19                     $21.57


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*              1 Year            5 Years         10 Years

        -20.31%                     -14.96%           1.87%           13.05%


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                              5 Years                         10 Years

  -23.79%                             0.18%                           11.63%


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                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------

                                      1.64%


               (includes acquired fund fees and expenses of .05%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               MSCI EMERGING         LIPPER EMERGING            USAA EMERGING
               MARKETS INDEX       MARKETS FUNDS INDEX       MARKETS FUND SHARES
11/30/01        $10,000.00             $10,000.00                $10,000.00
12/31/01         10,793.75              10,638.26                 10,880.12
01/31/02         11,159.53              11,057.71                 11,413.92
02/28/02         11,342.86              11,305.05                 11,775.02
03/31/02         12,026.31              11,924.23                 12,560.02
04/30/02         12,103.20              12,069.90                 12,575.72
05/31/02         11,910.36              11,958.88                 12,450.12
06/30/02         11,016.82              11,084.81                 11,523.82
07/31/02         10,178.92              10,256.34                 10,550.42
08/31/02         10,335.76              10,340.48                 10,676.02
09/30/02          9,220.63               9,303.54                  9,529.91
10/31/02          9,818.93               9,747.27                  9,875.32
11/30/02         10,494.80              10,402.98                 10,566.12
12/31/02         10,146.11              10,145.90                 10,330.62
01/31/03         10,101.93              10,087.13                 10,205.02
02/28/03          9,829.28               9,849.20                  9,922.42
03/31/03          9,550.58               9,531.59                  9,639.82
04/30/03         10,401.27              10,449.99                 10,566.12
05/31/03         11,147.78              11,201.42                 11,351.12
06/30/03         11,783.14              11,765.29                 11,900.62
07/31/03         12,521.09              12,303.86                 12,560.02
08/31/03         13,361.50              13,125.89                 13,203.72
09/30/03         13,459.46              13,417.02                 13,502.02
10/31/03         14,604.82              14,462.13                 14,522.52
11/30/03         14,784.30              14,676.70                 14,789.42
12/31/03         15,856.11              15,923.73                 15,809.92
01/31/04         16,419.23              16,379.03                 16,296.63
02/29/04         17,176.65              17,114.24                 17,003.13
03/31/04         17,397.36              17,343.77                 17,113.03
04/30/04         15,975.00              15,976.82                 16,061.13
05/31/04         15,763.22              15,665.05                 15,794.22
06/30/04         15,731.90              15,745.48                 15,998.32
07/31/04         15,453.73              15,514.40                 15,762.82
08/31/04         16,100.63              16,117.26                 16,233.83
09/30/04         17,030.54              17,062.35                 17,003.13
10/31/04         17,438.54              17,583.04                 17,427.03
11/30/04         19,053.79              19,029.03                 19,012.73
12/31/04         19,971.07              20,015.13                 19,951.20
01/31/05         20,034.28              20,086.28                 19,761.79
02/28/05         21,793.47              21,761.09                 21,261.29
03/31/05         20,357.70              20,281.50                 19,777.57
04/30/05         19,815.10              19,785.18                 19,382.97
05/31/05         20,512.76              20,397.30                 19,872.28
06/30/05         21,220.84              21,074.38                 20,614.13
07/31/05         22,722.38              22,529.16                 21,908.44
08/31/05         22,926.92              22,879.46                 22,003.14
09/30/05         25,064.77              24,880.45                 23,755.19
10/31/05         23,427.15              23,380.17                 22,097.85
11/30/05         25,366.85              25,132.56                 23,644.70
12/31/05         26,869.53              26,550.61                 25,047.31
01/31/06         29,886.97              29,606.57                 27,320.00
02/28/06         29,858.50              29,433.31                 27,335.90
03/31/06         30,126.16              29,832.70                 27,892.15
04/30/06         32,275.83              31,946.01                 29,751.63
05/31/06         28,901.54              28,433.56                 26,731.96
06/30/06         28,840.30              28,292.72                 26,573.03
07/31/06         29,271.63              28,900.85                 26,731.96
08/31/06         30,032.07              29,687.92                 27,288.22
09/30/06         30,284.50              29,908.85                 27,765.01
10/31/06         31,724.11              31,470.92                 29,020.55
11/30/06         34,087.32              33,538.88                 31,086.63
12/31/06         35,625.37              35,065.26                 32,401.44
01/31/07         35,256.31              34,897.27                 32,224.74
02/28/07         35,052.08              34,569.86                 31,823.13
03/31/07         36,461.37              35,887.66                 32,931.56
04/30/07         38,154.57              37,587.80                 34,232.76
05/31/07         40,054.27              39,610.59                 36,417.48
06/30/07         41,948.83              40,990.07                 37,750.81
07/31/07         44,183.91              42,476.05                 39,309.04
08/31/07         43,259.41              41,555.32                 38,634.34
09/30/07         48,040.07              45,586.63                 41,863.24
10/31/07         53,401.28              50,450.70                 46,039.93
11/30/07         49,619.16              47,350.71                 42,987.73
12/31/07         49,796.41              47,777.44                 43,290.62
01/31/08         43,596.70              42,500.93                 39,419.39
02/29/08         46,830.52              44,355.95                 41,027.98
03/31/08         44,356.52              42,289.45                 39,384.04
04/30/08         47,963.37              45,488.24                 42,512.84
05/31/08         48,867.06              46,326.16                 43,255.27
06/30/08         44,001.19              41,560.29                 39,083.53
07/31/08         42,376.27              40,107.25                 38,005.24
08/31/08         39,005.30              37,059.93                 35,159.27
09/30/08         32,183.45              30,982.73                 29,449.64
10/31/08         23,380.23              21,985.17                 21,159.20
11/30/08         21,621.89              20,103.85                 19,285.45
12/31/08         23,314.22              21,615.03                 20,931.97
01/31/09         21,818.11              19,749.60                 19,207.24
02/28/09         20,590.95              18,637.24                 18,266.48
03/31/09         23,552.88              21,039.63                 20,539.99
04/30/09         27,475.92              24,516.05                 23,911.05
05/31/09         32,186.66              28,957.31                 28,242.48
06/30/09         31,759.48              28,614.91                 27,752.50
07/31/09         35,353.46              31,924.81                 30,927.57
08/31/09         35,236.41              32,053.91                 31,025.57
09/30/09         38,440.59              34,916.02                 33,985.05
10/31/09         38,491.68              34,491.93                 33,612.67
11/30/09         40,147.05              36,382.47                 35,357.00
12/31/09         41,737.45              37,663.47                 36,593.32
01/31/10         39,416.44              35,556.92                 34,601.98
02/28/10         39,563.44              35,857.65                 34,838.57
03/31/10         42,760.64              38,825.07                 37,618.56
04/30/10         43,288.26              39,102.13                 37,756.57
05/31/10         39,090.98              35,414.40                 33,892.19
06/30/10         39,216.12              35,428.37                 33,813.33
07/31/10         42,509.64              38,733.77                 37,007.36
08/31/10         41,698.37              37,980.22                 36,080.69
09/30/10         46,337.93              42,284.23                 40,043.66
10/31/10         47,687.46              43,593.20                 40,990.03
11/30/10         46,430.53              42,488.79                 40,102.80
12/31/10         49,749.26              45,250.07                 42,893.65
01/31/11         48,408.98              43,788.45                 41,504.86
02/28/11         47,964.69              43,380.80                 40,989.03
03/31/11         50,792.31              45,628.43                 43,052.37
04/30/11         52,378.92              47,267.98                 44,143.56
05/31/11         51,025.88              46,023.82                 42,794.45
06/30/11         50,262.38              45,425.83                 42,040.54
07/31/11         50,073.35              45,342.10                 41,544.54
08/31/11         45,616.95              41,617.65                 37,596.42
09/30/11         38,973.94              35,147.81                 31,406.40
10/31/11         44,140.18              39,458.19                 35,295.00
11/30/11         41,200.79              38,164.32                 34,104.62

                                   [END CHART]

               Data from 11/30/01 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES* (Ticker Symbol: UIEMX)


--------------------------------------------------------------------------------
                                              11/30/11               5/31/11
--------------------------------------------------------------------------------

Net Assets                                 $175.0 Million         $185.5 Million
Net Asset Value Per Share                      $17.24                 $21.60


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11**             1 Year             Since Inception 8/01/08

        -20.19%                     -14.21%                     -2.45%


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/08

  -23.49%                                                       -3.57%


--------------------------------------------------------------------------------
                         EXPENSE RATIO*** AS OF 5/31/11
--------------------------------------------------------------------------------

                                      1.37%


               (includes acquired fund fees and expenses of .05%)

*The USAA Emerging Markets Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             MSCI EMERGING       LIPPER EMERGING         USAA EMERGING MARKETS
             MARKETS INDEX     MARKETS FUNDS INDEX     FUND INSTITUTIONAL SHARES
07/31/08      $10,000.00           $10,000.00                  $10,000.00
08/31/08        9,204.52             9,240.21                    9,355.60
09/30/08        7,594.69             7,724.97                    7,836.31
10/31/08        5,517.29             5,481.60                    5,630.29
11/30/08        5,102.36             5,012.52                    5,131.70
12/31/08        5,501.72             5,389.31                    5,573.05
01/31/09        5,148.66             4,924.20                    5,117.78
02/28/09        4,859.08             4,646.85                    4,871.84
03/31/09        5,558.04             5,245.84                    5,484.09
04/30/09        6,483.80             6,112.62                    6,384.15
05/31/09        7,595.45             7,219.97                    7,545.85
06/30/09        7,494.64             7,134.60                    7,415.03
07/31/09        8,342.75             7,959.86                    8,273.23
08/31/09        8,315.13             7,992.05                    8,299.39
09/30/09        9,071.25             8,705.66                    9,094.79
10/31/09        9,083.31             8,599.92                    9,000.60
11/30/09        9,473.95             9,071.29                    9,471.56
12/31/09        9,849.25             9,390.69                    9,807.63
01/31/10        9,301.54             8,865.46                    9,273.63
02/28/10        9,336.23             8,940.44                    9,342.36
03/31/10       10,090.71             9,680.31                   10,093.13
04/30/10       10,215.22             9,749.39                   10,130.14
05/31/10        9,224.74             8,829.92                    9,104.44
06/30/10        9,254.27             8,833.41                    9,083.29
07/31/10       10,031.48             9,657.55                    9,945.09
08/31/10        9,840.03             9,469.67                    9,701.89
09/30/10       10,934.88            10,542.79                   10,769.89
10/31/10       11,253.34            10,869.16                   11,028.96
11/30/10       10,956.73            10,593.79                   10,732.88
12/31/10       11,739.89            11,282.27                   11,541.36
01/31/11       11,423.61            10,917.84                   11,178.19
02/28/11       11,318.77            10,816.20                   11,044.67
03/31/11       11,986.03            11,376.60                   11,600.11
04/30/11       12,360.44            11,785.40                   11,899.19
05/31/11       12,041.15            11,475.19                   11,536.02
06/30/11       11,860.98            11,326.09                   11,338.41
07/31/11       11,816.37            11,305.21                   11,204.89
08/31/11       10,764.74            10,376.59                   10,142.08
09/30/11        9,197.12             8,763.46                    8,475.77
10/31/11       10,416.25             9,838.17                    9,527.90
11/30/11        9,722.61             9,515.57                    9,207.45

                                   [END CHART]

               *Data from 7/31/08 to 11/30/11.

               See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Institutional Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS ADVISER SHARES (Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                               11/30/11                5/31/11
--------------------------------------------------------------------------------
Net Assets                                   $4.7 Million           $5.9 Million
Net Asset Value Per Share                       $17.10                 $21.50

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*           1 Year                Since Inception 8/01/10
        -20.47%                  -15.34%                        -8.02%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10
  -24.11%                                                      -10.31%

--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------
  Before Reimbursement      2.31%               After Reimbursement      2.05%

               (includes acquired fund fees and expenses of .05%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 2.00% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER EMERGING        MSCI EMERGING          USAA EMERGING
              MARKETS FUNDS INDEX      MARKETS INDEX      MARKETS ADVISER SHARES
07/31/10          $10,000.00            $10,000.00              $10,000.00
08/31/10            9,805.45              9,809.16                9,516.13
09/30/10           10,916.63             10,900.57               10,556.71
10/31/10           11,254.57             11,218.03               10,801.25
11/30/10           10,969.44             10,922.35               10,567.12
12/31/10           11,682.33             11,703.05               11,294.94
01/31/11           11,304.98             11,387.76               10,923.50
02/28/11           11,199.74             11,283.25               10,787.48
03/31/11           11,780.01             11,948.42               11,326.33
04/30/11           12,203.30             12,321.66               11,608.83
05/31/11           11,882.09             12,003.37               11,247.85
06/30/11           11,727.70             11,823.76               11,049.05
07/31/11           11,706.09             11,779.29               10,913.03
08/31/11           10,744.54             10,730.96                9,871.95
09/30/11            9,074.20              9,168.26                8,244.94
10/31/11           10,187.02             10,383.57                9,265.09
11/30/11            9,852.98              9,692.10                8,945.97

                                   [END CHART]

               *Data from 7/31/10 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Adviser Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Index and the Lipper Emerging Markets Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/11
                                (% of Net Assets)

Diversified Banks .......................................................  18.0%
Integrated Oil & Gas ....................................................  11.5%
Wireless Telecommunication Services .....................................   6.7%
Semiconductors ..........................................................   5.4%
Steel ...................................................................   4.8%
Automobile Manufacturers ................................................   3.0%
Construction & Engineering ..............................................   2.4%
Integrated Telecommunication Services ...................................   2.3%
Oil & Gas Refining & Marketing ..........................................   2.2%
Electric Utilities ......................................................   2.1%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

Petroleo Brasileiro S.A. ADR .............................................  4.3%
Samsung Electronics Co. Ltd. .............................................  2.5%
OAO Gazprom ADR ..........................................................  2.5%
Reliance Industries Ltd. GDR .............................................  2.0%
Industrial and Commercial Bank of China Ltd. "H" .........................  1.6%
America Movil S.A.B. de C.V. ADR "L" .....................................  1.5%
China Mobile Ltd. ........................................................  1.5%
China Construction Bank Corp. "H" ........................................  1.2%
Standard Bank Group Ltd. .................................................  1.2%
Vale S.A. ................................................................  1.2%

You will find a complete list of securities that the Fund owns on pages 16-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011* o

                         [PIE CHART OF ASSET ALLOCATION]

CHINA                                                                      18.5%
BRAZIL                                                                     16.4%
SOUTH KOREA                                                                14.8%
TAIWAN                                                                      7.8%
SOUTH AFRICA                                                                7.7%
RUSSIA                                                                      7.5%
INDIA                                                                       6.8%
MEXICO                                                                      3.3%
OTHER**                                                                    16.5%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.
** Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                         NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                 FOR              VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                    6,660,811,393           63,843,596
Daniel S. McNamara                  6,665,041,690           59,613,299
Robert L. Mason, Ph.D.              6,673,454,396           51,200,593
Michael F. Reimherr                 6,655,017,938           69,637,051
Paul L. McNamara                    6,652,482,258           72,172,731
Barbara B. Ostdiek, Ph.D.           6,650,120,137           74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (96.6%)

             COMMON STOCKS (91.0%)

             CONSUMER DISCRETIONARY (8.7%)
             -----------------------------
             APPAREL RETAIL (0.7%)
   137,600   Foschini Ltd.(a)                                           $  1,805
   199,700   Mr. Price Group Ltd.(a)                                       1,975
   194,200   Truworths International Ltd.(a)                               1,903
                                                                        --------
                                                                           5,683
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
17,405,000   China Dongxiang Group Co.(a)                                  3,123
    10,500   Cia Hering                                                      222
    20,400   LG Fashion Corp.(a)                                             855
                                                                        --------
                                                                           4,200
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.7%)
    42,600   Halla Climate Control Corp.(a)                                  857
    12,800   Hyundai Mobis Co. Ltd.(a)                                     3,543
     9,200   Mando Corp.(a)                                                1,674
                                                                        --------
                                                                           6,074
                                                                        --------
             AUTOMOBILE MANUFACTURERS (2.7%)
   962,000   Dongfeng Motor Group Co. Ltd.(a)                              1,444
   943,500   Great Wall Motor Co. Ltd. "H"(a)                              1,363
 4,496,866   Guangzhou Automobile Industry Group Co. Ltd. "H"(a)           4,145
    19,820   Hyundai Motor Co. Ltd.(a)                                     3,842
    99,770   KIA Motors Corp.(a)                                           6,330
   109,300   Mahindra & Mahindra Ltd. GDR(a)                               1,611
   502,500   PT Astra International Tbk(a)                                 4,040
                                                                        --------
                                                                          22,775
                                                                        --------
             CABLE & SATELLITE (0.2%)
    37,200   ednNaspers Ltd.(a)                                            1,680
                                                                        --------
             CASINOS & GAMING (0.5%)
   650,200   Genting Berhad(a)                                             2,284
   120,100   Grand Korea Leisure Co. Ltd.(a)                               1,978
   248,320   Resorts World Berhad(a)                                         314
                                                                        --------
                                                                           4,576
                                                                        --------

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER ELECTRONICS (0.6%)
    67,610   LG Electronics, Inc.(a)                                    $  4,502
 3,814,569   Tatung Co. Ltd.*(a)                                           1,074
                                                                        --------
                                                                           5,576
                                                                        --------
             DEPARTMENT STORES (1.1%)
    67,200   El Puerto De Liverpool, S.A.B. de C.V.                          483
   128,000   Golden Eagle Retail Group Ltd.(a)                               296
     9,200   Hyundai Department Store Co. Ltd.(a)                          1,350
   954,500   Intime Department Store Co. Ltd.(a)                           1,124
    18,999   Shinsegae Co. Ltd.(a)                                         4,114
   372,700   Woolworths Holdings Ltd.(a)                                   1,859
                                                                        --------
                                                                           9,226
                                                                        --------
             DISTRIBUTORS (0.2%)
   135,600   Imperial Holdings Ltd.(a)                                     1,985
                                                                        --------
             DRUG RETAIL (0.2%)
   265,300   Clicks Group Ltd.(a)                                          1,460
                                                                        --------
             FOOTWEAR (0.1%)
   263,780   Grendene S.A., acquired
               2/03/2005 - 9/23/2009; cost $828(b)                         1,168
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.5%)
   673,340   JD Group Ltd.(a)                                              3,899
                                                                        --------
             HOMEBUILDING (0.4%)
 2,669,600   Consorcio ARA S.A. de C.V.                                      752
   158,300   Corporacion GEO, S.A. de C.V. "B"*                              182
   153,610   Desarrolladora Homex S.A. de C.V. ADR*                        1,805
   183,600   Even Construtora e Incorporadora S.A.                           660
    31,800   EZ Tec Empreendimentos e Participacoes S.A.                     272
                                                                        --------
                                                                           3,671
                                                                        --------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
 1,115,200   Asian Hotels & Properties plc(a)                                765
                                                                        --------
             TEXTILES (0.2%)
 3,048,500   Weiqiao Textile Co. Ltd. "H"(a)                               1,671
                                                                        --------
             Total Consumer Discretionary                                 74,409
                                                                        --------
             CONSUMER STAPLES (4.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   297,000   Astra Argo Lestari Tbk(a)                                       748
 5,657,000   P.T. Charoen Pokphand Indonesia Tbk(a)                        1,489
                                                                        --------
                                                                           2,237
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             BREWERS (1.0%)
    41,700   Compania Cervecerias Unidas S.A. ADR                       $  2,386
   164,700   Grupo Modelo S.A. de C.V. "C"                                 1,012
   183,476   Jinro Ltd.(a)                                                 4,904
                                                                        --------
                                                                           8,302
                                                                        --------
             DISTILLERS & VINTNERS (0.1%)
   432,500   Distilleries Co. of Sri Lanka plc(a)                            596
                                                                        --------
             FOOD DISTRIBUTORS (0.1%)
    93,700   Spar Group Ltd.(a)                                            1,302
                                                                        --------
             FOOD RETAIL (0.5%)
    34,500   Magnit OJSC GDR(a)                                              767
   335,000   President Chain Store Corp.(a)                                1,687
    71,900   Shoprite Holdings Ltd.(a)                                     1,213
    15,400   X5 Retail Group N.V.*(a)                                        408
                                                                        --------
                                                                           4,075
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.1%)
   248,400   Lianhua Supermarket Holdings Co. Ltd.(a)                        307
    21,700   Massmart Holdings Ltd.(a)                                       442
                                                                        --------
                                                                             749
                                                                        --------
             PACKAGED FOODS & MEAT (1.7%)
   101,100   AVI Ltd.(a)                                                     466
   165,700   BRF-Brasil Foods S.A.                                         3,339
   243,000   China Mengniu Dairy Co. Ltd.(a)                                 873
 1,606,900   JBS S.A.*                                                     5,287
    14,681   Nong Shim Co. Ltd.(a)                                         3,031
 1,532,500   PT Indofood Sukses Makmur Tbk(a)                                813
   453,000   Want Want China Holdings Ltd.(a)                                475
                                                                        --------
                                                                          14,284
                                                                        --------
             PERSONAL PRODUCTS (0.1%)
   109,000   Hengan International Group Co. Ltd.(a)                        1,030
                                                                        --------
             SOFT DRINKS (0.3%)
     4,000   Coca Cola Femsa S.A. de C.V. ADR                                364
    32,400   Fomento Economico Mexicano ADR                                2,210
                                                                        --------
                                                                           2,574
                                                                        --------
             TOBACCO (0.4%)
    47,680   KT&G Corp.(a)                                                 3,215
                                                                        --------
             Total Consumer Staples                                       38,364
                                                                        --------

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENERGY (14.9%)
             --------------
             COAL & CONSUMABLE FUELS (1.1%)
 3,179,000   China Coal Energy Co. Ltd "H"(a)                           $  3,855
   719,000   China Shenhua Energy Co. Ltd. "H"(a)                          3,183
   856,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                           2,084
                                                                        --------
                                                                           9,122
                                                                        --------
             INTEGRATED OIL & GAS (9.8%)
 3,504,000   China Petroleum and Chemical Corp. "H"(a)                     3,688
    14,420   China Petroleum and Chemical Corp. ADR "H"                    1,533
   101,500   Lukoil OAO ADR(a)                                             5,727
   122,590   Lukoil OAO ADR                                                6,891
   987,560   OAO Gazprom ADR                                              11,357
   894,600   OAO Gazprom ADR(a)                                           10,365
 4,808,000   PetroChina Co. Ltd. "H"(a)                                    6,215
    21,870   PetroChina Co. Ltd. ADR                                       2,859
   824,520   Petroleo Brasileiro S.A. ADR                                 22,254
   537,100   Rosneft Oil Co. OJSC GDR(a)                                   3,940
   136,000   Sasol Ltd.(a)                                                 6,538
       920   Sasol Ltd. ADR                                                   44
   292,300   Surgutneftegas ADR(a)                                         2,813
                                                                        --------
                                                                          84,224
                                                                        --------
             OIL & GAS DRILLING (0.1%)
   390,000   China Oilfield Services Ltd. "H"(a)                             603
    19,300   Eurasia Drilling Co. Ltd. GDR(a)                                506
                                                                        --------
                                                                           1,109
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    70,000   Osx Brasil S.A.*                                                465
    65,500   TMK OAO GDR(a)                                                  774
                                                                        --------
                                                                           1,239
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
 1,114,000   CNOOC Ltd.(a)                                                 2,146
   462,521   JKX Oil & Gas plc(a)                                          1,133
11,773,000   Medco Energi Internasional Tkp(a)                             3,090
    29,200   NovaTek OAO(a)                                                4,489
    79,700   OGX Petroleo e Gas Participacoes S.A.*                          615
    79,000   Pacific Rubiales Energy Corp.                                 1,689
    19,500   Petrominerales Ltd.                                             388
                                                                        --------
                                                                          13,550
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (2.2%)
   239,100   Petronas Dagangan Berhad(a)                                $  1,254
    33,900   Polski Koncern Naftowy Orlen S.A.*(a)                           408
   558,564   Reliance Industries Ltd. GDR(a),(c)                          16,839
                                                                        --------
                                                                          18,501
                                                                        --------
             Total Energy                                                127,745
                                                                        --------
             FINANCIALS (22.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     6,600   CETIP S.A.                                                       96
   111,520   Mirae Asset Securities Co. Ltd.(a)                            3,392
                                                                        --------
                                                                           3,488
                                                                        --------
             DIVERSIFIED BANKS (17.4%)
 1,111,620   Asya Katilim Bankasi A.S.*(a)                                 1,078
   251,454   Banco Bradesco S.A. ADR                                       4,149
   146,952   Banco do Brasil S.A.                                          1,967
    76,000   Banco do Estado do Rio Grande do Sul S.A.                       811
   848,810   Banco Santander Brasil S.A. ADR                               6,553
   687,340   Bangkok Bank Public Co. Ltd.(a)                               3,571
15,509,000   Bank of China Ltd. "H"(a)                                     5,075
 1,143,500   Bank of Communications Co. Ltd. "H"(a)                          748
    44,530   Bank Polska Kasa Opieki S.A.(a)                               1,953
   912,400   BDO Unibank, Inc.(a)                                          1,174
     8,893   Capitec Bank Holdings Ltd.(a)                                   202
 1,715,000   China CITIC Bank Corp. Ltd. "H"(a)                              936
14,636,973   China Construction Bank Corp. "H"(a)                         10,477
   690,500   China Merchants Bank Co. Ltd. "H"(a)                          1,314
 2,052,964   Chinatrust Financial Holding Co. Ltd.(a)                      1,165
   685,797   Commercial International Bank(a)                              2,702
   589,228   First Financial Holding Co. Ltd.(a)                             345
 1,137,000   Grupo Financiero Banorte S.A.                                 3,848
   193,100   HDFC Bank Ltd. ADR                                            5,341
   367,200   Hong Leong Bank Berhad(a)                                     1,222
   320,000   Hong Leong Financial Group Berhad(a)                          1,168
   191,496   ICICI Bank Ltd. ADR                                           5,574
22,620,703   Industrial and Commercial Bank of China Ltd. "H"(a)          13,415
   471,159   Itau Unibanco Banco Multiplo S.A. GDR                         8,387
   248,400   JSC VTB Bank GDR(a)                                           1,093
   484,100   Kasikornbank Public Co. Ltd.(a)                               1,881
   150,000   Kasikornbank Public Co. Ltd. NVDR(a)                            577
   163,853   KB Financial Group, Inc.(a)                                   5,702
    30,585   KB Financial Group, Inc. ADR                                  1,067
   717,400   Kiatnakin Bank Public Co. Ltd.(a)                               709

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20  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    10,000   Komercni Banka A.S.(a)                                     $  1,653
   842,780   Korea Exchange Bank(a)                                        6,213
   879,400   Krung Thai Bank Public Co. Ltd.(a)                              412
   559,572   Malayan Banking Berhad(a)                                     1,482
   148,360   Nedcor Ltd.(a)                                                2,631
    61,800   NOMOS Bank OJSC GDR*(a)                                         656
 1,639,500   PT Bank Mandiri Tbk(a)                                        1,201
 3,021,327   PT Bank Negara Indonesia Tbk(a)                               1,308
   549,500   PT Bank Rakyat Indonesia(a)                                     407
   180,900   RHB Capital Berhad(a)                                           422
14,389,894   SinoPac Financials Holdings Co. Ltd.(a)                       4,128
   846,141   Standard Bank Group Ltd.(a)                                  10,317
   128,491   State Bank of India Ltd. GDR(a),(c)                           9,573
    24,600   State Bank of India Ltd. GDR(a)                               1,833
 3,595,000   Taishin Financial Holdings Co. Ltd.(a)                        1,345
   669,900   Turkiye Garanti Bankasi A.S.(a)                               2,299
   447,700   Turkiye Halk Bankasi A.S.(a)                                  2,701
 2,754,878   Turkiye Is Bankasi(a)                                         5,709
   386,700   Turkiye Vakiflar Bankasi T.A.O.(a)                              575
                                                                        --------
                                                                         149,069
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
 1,644,500   Deutsche Bank AG*(a)                                          4,687
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    39,100   BR Properties S.A.                                              389
   948,000   Franshion Properties China Ltd.(a)                              188
                                                                        --------
                                                                             577
                                                                        --------
             HOMEBUILDING (0.1%)
   148,400   Direcional Engenharia S.A.                                      739
                                                                        --------
             INSURANCE BROKERS (0.2%)
   151,500   Brazil Insurance Participacoes e Administracao S.A.           1,495
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
 4,076,221   KGI Securities Co. Ltd.(a)                                    1,623
                                                                        --------
             LIFE & HEALTH INSURANCE (1.3%)
 2,007,011   China Life Insurance Co. Ltd.(a)                              1,782
 2,388,000   China Life Insurance Co. Ltd. "H"(a)                          6,377
    74,800   Liberty Holdings Ltd.(a)                                        736
   146,130   Tong Yang Life Insurance Co. Ltd.,
               acquired 10/27/2009 - 4/27/2011; cost $1,596(a),(b)         1,968
                                                                        --------
                                                                          10,863
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.2%)
   172,100   Porto Seguro S.A.                                          $  1,783
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.0%)
   130,700   Haci Omer Sabanci Holdings A.S.(a)                              413
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   584,300   African Bank Investments Ltd.(a)                              2,519
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    42,400   Dongbu Insurance Co. Ltd.(a)                                  1,973
    42,550   Hyundai Marine & Fire Insurance Co. Ltd.(a)                   1,277
 1,902,000   PICC Property and Casualty Co. Ltd "H"(a)                     2,590
     3,148   Samsung Fire & Marine Insurance Co. Ltd.(a)                     620
                                                                        --------
                                                                           6,460
                                                                        --------
             REAL ESTATE DEVELOPMENT (1.0%)
   794,000   Agile Property Holdings Ltd.(a)                                 664
 3,030,811   Emaar Properties PJSC(a)                                      2,280
   533,040   China Overseas Land & Investment Ltd.(a)                        944
 2,222,400   Evergrande Real Estate Group Ltd.(a)                            943
   987,600   Guangzhou R&F Properties Co. Ltd. "H"(a)                        815
 3,103,500   L.P.N. Development Public Co. Ltd.(a)                         1,179
 1,837,500   SOHO China Ltd.(a)                                            1,258
 1,929,800   Supali Public Co. Ltd.(a)                                       780
                                                                        --------
                                                                           8,863
                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.3%)
19,742,000   Renhe Commercial Holdings Co. Ltd.(a)                         2,863
                                                                        --------
             REAL ESTATE SERVICES (0.0%)
    12,900   Brasil Brokers Participacoes                                     43
                                                                        --------
             Total Financials                                            195,485
                                                                        --------
             HEALTH CARE (1.1%)
             ------------------
             HEALTH CARE EQUIPMENT (0.3%)
    82,190   Mindray Medical International Ltd. ADR                        2,217
                                                                        --------
             HEALTH CARE FACILITIES (0.2%)
   618,300   Life Healthcare Group Holdings Ltd.(a)                        1,637
                                                                        --------
             PHARMACEUTICALS (0.6%)
   318,500   Genomma Lab Internacional S.A. "B"*                             677
     2,130   Richter Gedeon Nyrt(a)                                          321
    39,498   Yuhan Corp.(a)                                                4,308
                                                                        --------
                                                                           5,306
                                                                        --------
             Total Health Care                                             9,160
                                                                        --------

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22  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIALS (6.7%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
    53,000   Embraer S.A. ADR                                           $  1,353
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.3%)
11,101,200   Sinotrans Ltd. "H", acquired
               3/31/2005 - 8/24/2011; cost $2,543(a),(b)                   2,154
                                                                        --------

             AIRLINES (0.4%)
   828,000   Air China Ltd. "H"(a)                                           637
 1,164,000   AirAsia Berhad(a)                                             1,400
   838,000   China Airlines Ltd.(a)                                          370
 1,205,000   Eva Airways Corp.(a)                                            741
                                                                        --------
                                                                           3,148
                                                                        --------
             AIRPORT SERVICES (0.4%)
 7,424,000   Beijing Capital International Airport Co. Ltd. "H"(a)         3,537
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   122,800   Tata Motors Ltd. ADR                                          2,112
                                                                        --------
             CONSTRUCTION & ENGINEERING (2.4%)
 3,427,500   China Railway Construction Corp.(a)                           1,939
 6,872,000   China Railway Group Ltd. "H"(a)                               2,199
    27,643   Daelim Industrial Co. Ltd.(a)                                 2,443
    53,890   Doosan Heavy Industries & Construction Co. Ltd.(a)            3,208
   191,100   Hyundai Development Co.(a)                                    3,037
 7,969,700   Italian-Thai Development Public Co. Ltd.(a)                     941
 1,158,720   Murray & Roberts Holdings Ltd.*(a)                            3,598
    15,952   Samsung Engineering Co. Ltd.(a)                               3,313
    78,337   Tekfen Holding A.S.(a)                                          256
                                                                        --------
                                                                          20,934
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    21,000   Iochpe-Maxion S.A.                                              259
    31,900   Larsen & Toubro Ltd. GDR(a)                                     807
    95,400   Marcopolo S.A.                                                  430
 1,028,590   PT United Tractors Tbk(a)                                     2,734
    49,100   Randon S.A. Implementos e Participacoes                         269
    38,140   Samsung Heavy Industries Co. Ltd.(a)                          1,070
    35,600   Turk Traktor ve Ziraat Makineleri A.S.(a)                       610
   189,000   Weichai Power Co. Ltd. "H"(a)                                   882
                                                                        --------
                                                                           7,061
                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.2%)
   138,400   Dongfang Electric Corp. Ltd. "H"(a)                             458
   938,000   Harbin Power Equipment Co. Ltd.(a)                              935
 1,428,000   Shanghai Electric Group Co. Ltd. "H"(a)                         648
                                                                        --------
                                                                           2,041
                                                                        --------

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                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HIGHWAYS & RAILTRACKS (0.4%)
   466,200   OHL Mexico SC, S.A.B. de C.V.*                             $    779
 3,726,000   Zhejiang Expressway Co. Ltd. "H"(a)                           2,320
                                                                        --------
                                                                           3,099
                                                                        --------
             INDUSTRIAL CONGLOMERATES (1.0%)
    55,100   Alfa, S.A.B. de C.V. "A"                                        647
   120,400   Grupo Carso SAB de CV                                           286
   252,900   Koc Holding A.S.(a)                                             876
 1,873,055   NWS Holdings Ltd.(a)                                          2,659
   992,000   Shanghai Industrial Holdings Ltd.(a)                          2,703
    13,359   SK Holdings Co. Ltd.(a)                                       1,721
                                                                        --------
                                                                           8,892
                                                                        --------
             INDUSTRIAL MACHINERY (0.0%)
   127,900   Metalfrio Solutions S.A., acquired
               4/12/2007 - 6/20/2007; cost $1,253(b)                         388
                                                                        --------

             MARINE (0.1%)
   914,000   China Shipping Development Co. Ltd. "H"(a)                      536
 1,594,000   Sitc International Co. Ltd.(a)                                  343
                                                                        --------
                                                                             879
                                                                        --------
             MARINE PORTS & SERVICES (0.2%)
 1,016,000   Cosco Pacific Ltd.(a)                                         1,195
    29,600   Global Ports Investments plc(a)                                 442
                                                                        --------
                                                                           1,637
                                                                        --------
             RAILROADS (0.1%)
    27,900   Globaltrans Investment plc GDR(a)                               424
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    23,400   Barloworld Ltd.(a)                                              209
                                                                        --------
             Total Industrials                                            57,868
                                                                        --------
             INFORMATION TECHNOLOGY (10.0%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.5%)
 7,107,000   BYD Electronic International Co. Ltd.*(a)                     2,237
   129,650   HTC Corp.(a)                                                  2,132
                                                                        --------
                                                                           4,369
                                                                        --------
             COMPUTER HARDWARE (0.2%)
   480,000   Compal Electronics, Inc.(a)                                     440
 1,998,000   Lenovo Group Ltd.(a)                                          1,427
                                                                        --------
                                                                           1,867
                                                                        --------

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24  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   361,000   Catcher Technology Co. Ltd.(a)                             $  1,763
 2,827,530   TPV Technology Ltd.(a)                                          613
                                                                        --------
                                                                           2,376
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    80,400   Cielo S.A.                                                    2,141
    92,800   Redecard S.A.                                                 1,565
                                                                        --------
                                                                           3,706
                                                                        --------
             ELECTRONIC COMPONENTS (1.1%)
 2,115,000   AU Optronics Corp.(a)                                         1,009
   558,500   AU Optronics Corp. ADR                                        2,692
   278,000   E Ink Holdings, Inc.(a)                                         513
 1,604,381   Nan Ya Printed Circuit Board Corp.(a)                         3,713
   793,705   Young Fast Optoelectronics Co. Ltd.(a)                        1,685
                                                                        --------
                                                                           9,612
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
 2,811,172   Hon Hai Precision Industry Corp. Ltd.(a)                      7,631
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.2%)
    67,800   Tencent Holdings Ltd.(a)                                      1,322
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.6%)
    41,700   Infosys Technologies Ltd. ADR                                 2,153
 1,513,890   Rolta India Ltd.(c)                                           1,728
    12,491   SK C&C Co. Ltd.(a)                                            1,531
                                                                        --------
                                                                           5,412
                                                                        --------
             SEMICONDUCTORS (5.4%)
   620,448   Advanced Semiconductor Engineering, Inc.(a)                     563
   910,000   Novatek Microelectronics Corp.(a)                             2,293
 1,038,100   Powertech Technology, Inc.(a)                                 2,368
    23,810   Samsung Electronics Co. Ltd.(a)                              21,616
 1,615,000   Siliconware Precision Industries Co.(a)                       1,482
   241,640   Siliconware Precision Industries Co. ADR                      1,109
    20,000   Spreadtrum Communications ADR                                   495
 2,172,378   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                5,471
   229,973   Taiwan Semiconductor Manufacturing Co. Ltd. ADR               2,971
 1,293,060   Transcend Information, Inc.(a)                                2,968
 7,975,286   United Microelectronics Corp.(a)                              3,534
   626,100   United Microelectronics Corp. ADR                             1,434
                                                                        --------
                                                                          46,304
                                                                        --------
             SYSTEMS SOFTWARE (0.3%)
   189,420   Asseco Poland S.A.(a)                                         2,809
                                                                        --------
             Total Information Technology                                 85,408
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MATERIALS (10.7%)
             -----------------
             AGRICULTURAL PRODUCTS (0.2%)
 7,639,500   Global Bio-chem Technology Group Co. Ltd.(a)               $  1,667
                                                                        --------
             COMMODITY CHEMICALS (0.9%)
   188,000   Formosa Chemicals & Fibre Corp.(a)                              493
 1,434,000   Formosa Plastics Corp.(a)                                     3,855
    10,331   Honam Petrochemical Corp.(a)                                  3,014
     1,200   Korea Kumho Petrochemical Co. Ltd.(a)                           197
     9,240   SK Chemicals Co. Ltds.(a)                                       548
                                                                        --------
                                                                           8,107
                                                                        --------
             CONSTRUCTION MATERIALS (1.4%)
   164,000   Anhui Conch Cement Co. Ltd. "H"(a)                              536
   458,000   Asia Cement China Holdings Corp.(a)                             216
 2,608,000   China Shanshui Cement Group(a)                                1,923
 1,522,783   India Cements Ltd. GDR(a),(c)                                 4,221
   603,900   Magnesita Refratarios S.A.*                                   1,980
   518,500   PT Indocement Tunggal Prakarsa Tbk(a)                           886
   119,200   Siam Cement Public Co. Ltd.(a)                                1,234
   953,000   Taiwan Cement Corp.(a)                                        1,071
                                                                        --------
                                                                          12,067
                                                                        --------
             DIVERSIFIED METALS & MINING (1.4%)
   557,745   Grupo Mexico S.A.B. de C.V. "B"                               1,494
   339,000   Jiangxi Copper Co. "H"(a)                                       813
    61,000   KGHM Polska Miedz S.A.(a)                                     2,435
     9,390   Korea Zinc Co. Ltd.(a)                                        2,936
 3,871,500   PT Aneka Tambang Tbk(a)                                         717
   411,700   Sterlite Industries India Ltd. ADR                            3,318
                                                                        --------
                                                                          11,713
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     6,100   Bagfas Bandirma Gubre Fabrikalari A.S.(a)                       570
   686,000   Sinofert Holdings Ltd.(a)                                       217
    19,900   Sociedad Quimica y Minera Chile S.A. ADR                      1,141
                                                                        --------
                                                                           1,928
                                                                        --------
             GOLD (0.7%)
   291,730   African Barrick Gold Ltd.(a)                                  2,307
    25,900   Compania de Minas Buenaventura S.A. ADR                       1,014
    75,400   Petropavlovsk plc(a)                                            862
   104,500   Zhaojin Mining Industry Co. Ltd.(a)                             186
 3,332,000   Zijin Mining Group Co. Ltd. "H"(a)                            1,530
                                                                        --------
                                                                           5,899
                                                                        --------

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PAPER PRODUCTS (0.5%)
   282,000   Fibria Celulose S.A. ADR                                   $  2,194
   727,001   Sappi Ltd.*(a)                                                2,202
                                                                        --------
                                                                           4,396
                                                                        --------
             PRECIOUS METALS & MINERALS (0.8%)
    89,712   Anglo Platinum Ltd.(a)                                        6,105
    58,300   Polymetal International plc*                                    892
                                                                        --------
                                                                           6,997
                                                                        --------
             SPECIALTY CHEMICALS (0.1%)
   544,000   Dongyue Group(a)                                                491
                                                                        --------
             STEEL (4.5%)
   104,815   ArcelorMittal South Africa Ltd.(a)                              798
    89,000   Companhia Siderurgica Nacional S.A.                             726
   834,100   Eregli Demir ve Celik Fabrikalari TAS(a)                      1,562
    32,100   Evraz plc*                                                      193
   545,080   Gerdau S.A. ADR                                               4,186
    52,600   Hyundai Hysco(a)                                              1,979
    46,500   Kumba Iron Ore Ltd.(a)                                        2,933
 2,900,000   Maanshan Iron & Steel Co. Ltd.(a)                               854
    49,400   Mechel OAO ADR                                                  538
     8,100   Novolipetsk Steel GDR(a)                                        198
     5,305   POSCO(a)                                                      1,790
    29,130   POSCO ADR                                                     2,495
     7,200   Seah Besteel Corp.(a)                                           373
   108,300   Severstal GDR(a)                                              1,476
    32,500   Ternium S.A. ADR                                                542
   425,010   Vale S.A.                                                     9,881
   365,100   Vale S.A. ADR                                                 7,985
                                                                        --------
                                                                          38,509
                                                                        --------
             Total Materials                                              91,774
                                                                        --------
             TELECOMMUNICATION SERVICES (8.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
 2,876,000   China Telecom Corp. Ltd. "H"(a)                               1,756
 1,580,000   China Unicom Hong Kong Ltd.(a)                                3,403
    14,056   Chunghwa Telecom Co. Ltd. ADR                                   470
    31,800   KT Corp.(a)                                                   1,019
   135,200   KT Corp. ADR                                                  2,170
 1,096,890   Mahanagar Telephone Nigam Ltd. ADR*                           1,174
 1,824,700   PT Telekomunikasi Indonesia Tbk(a)                            1,498
    19,500   Telecom Argentina S.A. ADR "B"                                  368

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    93,160   Telefonica Brasil S.A. ADR                                 $  2,512
   563,670   Telkom S.A. Ltd.(a)                                           2,020
                                                                        --------
                                                                          16,390
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (6.4%)
   519,500   Advanced Info Service Public Co. Ltd.(a)                      2,325
   557,860   America Movil S.A.B. de C.V. ADR "L"                         13,288
 1,271,000   China Mobile Ltd.(a)                                         12,547
    63,380   China Mobile Ltd. ADR                                         3,148
   210,400   MTN Group Ltd.(a)                                             3,786
 5,109,500   PT Indonesian Satellite Corp. Tbk(a)                          3,000
    29,781   SK Telecom Co. Ltd.(a)                                        4,006
   204,730   SK Telecom Co. Ltd. ADR                                       3,028
   447,300   Taiwan Mobile Co. Ltd.(a)                                     1,436
   344,470   Turkcell Iletisim Hizmetleri A.S.*(a)                         1,729
    71,460   Turkcell Iletisim Hizmetleri A.S. ADR*                          901
   437,760   Vimpelcom Ltd.                                                5,218
                                                                        --------
                                                                          54,412
                                                                        --------
             Total Telecommunication Services                             70,802
                                                                        --------
             UTILITIES (3.3%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
   523,513   Centrais Electricas Brasileiras S.A.                          4,797
    54,900   Companhia Energetica de Minas Gerais ADR                        963
    36,600   Energias do Brasil S.A.                                         781
    84,500   Enersis S.A. ADR                                              1,502
   209,730   Korea Electric Power Corp.*(a)                                4,742
    36,800   Korea Electric Power Corp. ADR*                                 408
   135,300   Tauron Polska Energia, S.A.(a)                                  220
 2,036,287   Tenaga Nasional Berhad(a)                                     3,676
                                                                        --------
                                                                          17,089
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
11,279,000   China Power International Development Ltd.(a)                 2,494
     4,400   Empresa Nacional De Electricidad S.A. ADR                       199
10,153,800   Huaneng Power International, Inc. "H"(a)                      5,318
    32,940   Huaneng Power International, Inc. ADR "H"                       701
                                                                        --------
                                                                           8,712
                                                                        --------
             WATER UTILITIES (0.3%)
    23,500   Companhia de Saneamento Basico do Estado
               de Sao Paulo ADR                                            1,298
 1,834,000   Guangdong Investment Ltd.(a)                                  1,169
                                                                        --------
                                                                           2,467
                                                                        --------
             Total Utilities                                              28,268
                                                                        --------
             Total Common Stocks (cost: $833,860)                        779,283
                                                                        --------

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PREFERRED SECURITIES (4.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    27,025   Hyundai Motor Co. Ltd.(a)                                  $  1,619
                                                                        --------
             TEXTILES (0.1%)
   355,888   Companhia de Tecidos Norte de Minas,
               acquired 5/29/2003 - 12/14/2010; cost $1,212(b)               699
                                                                        --------
             Total Consumer Discretionary                                  2,318
                                                                        --------
             CONSUMER STAPLES (0.3%)
             -----------------------
             BREWERS (0.3%)
    71,400   Companhia de Bebidas das Americas ADR                         2,455
                                                                        --------
             Total Consumer Staples                                        2,455
                                                                        --------
             ENERGY (1.7%)
             -------------
             INTEGRATED OIL & GAS (1.7%)
   579,950   Petroleo Brasileiro S.A. ADR                                 14,539
                                                                        --------
             Total Energy                                                 14,539
                                                                        --------
             FINANCIALS (0.6%)
             -----------------
             DIVERSIFIED BANKS (0.6%)
    84,200   Banco Itau Holding Financeira S.A.                            1,485
   583,429   Itausa - Investimentos Itau S.A.                              3,404
                                                                        --------
             Total Financials                                              4,889
                                                                        --------
             MATERIALS (0.6%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
    75,700   Braskem S.A. "A"                                                586
                                                                        --------
             PAPER PACKAGING (0.2%)
   413,400   Klabin S.A.                                                   1,651
                                                                        --------
             STEEL (0.3%)
   109,700   Bradespar S.A.                                                2,011
   107,100   Gerdau S.A.                                                     799
                                                                        --------
                                                                           2,810
                                                                        --------
             Total Materials                                               5,047
                                                                        --------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   397,920   Tele Norte Leste Participacoes S.A. ADR                       3,764
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   109,495   TIM Participacoes S.A. ADR                                 $  2,607
                                                                        --------
             Total Telecommunication Services                              6,371
                                                                        --------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    23,900   Companhia Paranaense de Energia ADR                             481
                                                                        --------
             Total Utilities                                                 481
                                                                        --------
             Total Preferred Securities (cost: $40,554)                   36,100
                                                                        --------

             EXCHANGE-TRADED FUNDS (1.4%)
    41,851   iPath MSCI India Index ETF*                                   2,180
 2,332,900   iShares FTSE A50 China Index ETF(a)                           3,324
    51,720   iShares MSCI Emerging Markets Index ETF                       2,071
   233,260   WisdomTree India Earnings ETF                                 4,101
                                                                        --------
             Total Exchange-Traded Funds (cost: $13,945)                  11,676
                                                                        --------

             RIGHTS (0.0%)

             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
     6,380   LG Electronics, Inc.(a)                                         121
                                                                        --------
             Total Telecommunication Services                                121
                                                                        --------
             Total Rights (cost: $-)                                         121
                                                                        --------
             Total Equity Securities (cost: $888,359)                    827,180
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.7%)

             MONEY MARKET FUNDS (2.7%)
23,352,365   State Street Institutional Liquid Reserve Fund, 0.17%(d)     23,353
                                                                        --------
             Total Money Market Instruments (cost: $23,353)               23,353
                                                                        --------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
     1,027   Fidelity Institutional Prime Money Market
               Portfolio, 0.17%(d)                                             1
                                                                        --------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $1)                    1
                                                                        --------

             TOTAL INVESTMENTS (COST: $911,713)                         $850,534
                                                                        ========

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $217,689            $561,594             $-     $779,283
  Preferred Securities                    34,481               1,619              -       36,100
  Exchange-Traded Funds                    8,352               3,324              -       11,676
  Rights                                       -                 121              -          121
Money Market Instruments:
  Money Market Funds                      23,353                   -              -       23,353
Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Money Market Funds                           1                   -              -            1
------------------------------------------------------------------------------------------------
TOTAL                                   $283,876            $566,658             $-     $850,534
------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                         COMMON
                                                                         STOCKS
-------------------------------------------------------------------------------
Balance as of May 31, 2011                                              $ 3,544
Purchases                                                                     -
Sales                                                                         -
Transfers into Level 3                                                        -
Transfers out of Level 3                                                 (3,544)
Net realized gain (loss)                                                      -
Change in net unrealized appreciation/depreciation                            -
-------------------------------------------------------------------------------
Balance as of November 30, 2011                                         $     -
-------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30, 2011, common stocks with a fair value of $504,035,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A common stock with a fair value $3,544,000 was transferred from Level 3 to Level 2 as it resumed trading but was also adjusted to it's foreign market closing

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

    NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2011, was $6,377,000, which represented 0.7% of the Fund's net assets.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $911,713)                 $850,534
  Cash denominated in foreign currencies (identified cost of $4,214)               4,146
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                68
      Nonaffiliated transactions                                                     643
    USAA Investment Management Company (Note 7D)                                       2
  Dividends and interest                                                           1,266
  Securities sold                                                                  7,988
  Other                                                                               11
  Unrealized appreciation on foreign currency contracts held, at value                 1
                                                                                --------
      Total assets                                                               864,659
                                                                                --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                                   1
    Securities purchased                                                           6,796
    Capital shares redeemed:
      Affiliated transactions (Note 8)                                                15
      Nonaffiliated transactions                                                     397
  Accrued management fees                                                            676
  Accrued transfer agent's fees                                                      112
  Other accrued expenses and payables                                                455
                                                                                --------
      Total liabilities                                                            8,452
                                                                                --------
        Net assets applicable to capital shares outstanding                     $856,207
                                                                                ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $902,848
  Accumulated undistributed net investment income                                 10,313
  Accumulated net realized gain on investments                                     4,585
  Net unrealized depreciation of investments                                     (61,179)
  Net unrealized depreciation of foreign currency translations                      (360)
                                                                                --------
        Net assets applicable to capital shares outstanding                     $856,207
                                                                                ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $676,487/39,362 shares outstanding)              $  17.19
                                                                                ========
    Institutional Shares
      (net assets of $175,014/10,151 shares outstanding)                        $  17.24
                                                                                ========
    Adviser Shares (net assets of $4,706/275 shares outstanding)                $  17.10
                                                                                ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,766)                          $  12,164
  Interest (net of foreign taxes withheld of $41)                                     18
  Securities lending (net)                                                            75
                                                                               ---------
      Total income                                                                12,257
                                                                               ---------
EXPENSES
  Management fees                                                                  4,388
  Administration and servicing fees:
    Fund Shares                                                                      542
    Institutional Shares                                                              63
    Adviser Shares                                                                     4
  Transfer agent's fees:
    Fund Shares                                                                    1,171
    Institutional Shares                                                              63
  Distribution and service fees (Note 7F):
    Adviser Shares                                                                     6
  Custody and accounting fees:
    Fund Shares                                                                      332
    Institutional Shares                                                              78
    Adviser Shares                                                                     2
  Postage:
    Fund Shares                                                                       29
  Shareholder reporting fees:
    Fund Shares                                                                       21
  Trustees' fees                                                                       7
  Registration fees:
    Fund Shares                                                                       26
    Institutional Shares                                                               2
    Adviser Shares                                                                    21
  Professional fees                                                                   60
  Other                                                                               13
                                                                               ---------
      Total expenses                                                               6,828
  Expenses reimbursed:
    Adviser Shares                                                                   (13)
                                                                               ---------
      Net expenses                                                                 6,815
                                                                               ---------
NET INVESTMENT INCOME                                                              5,442
                                                                               ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on:
    Investments (net of foreign taxes withheld of $31)                           (17,239)
    Foreign currency transactions                                                   (728)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                 (194,537)
    Foreign currency translations                                                   (147)
                                                                               ---------
      Net realized and unrealized loss                                          (212,651)
                                                                               ---------
  Decrease in net assets resulting from operations                             $(207,209)
                                                                               =========

See accompanying notes to financial statements.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                                  11/30/2011      5/31/2011
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $     5,442     $    6,362
  Net realized gain (loss) on investments                            (17,239)        91,418
  Net realized gain (loss) on foreign currency transactions             (728)           134
  Change in net unrealized appreciation/depreciation of:
    Investments                                                     (194,537)        80,207
    Foreign currency translations                                       (147)           560
                                                                 --------------------------
    Increase (decrease) in net assets resulting from operations     (207,209)       178,681
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                            -         (4,620)
    Institutional Shares                                                   -         (1,348)
    Adviser Shares*                                                        -            (31)
                                                                 --------------------------
      Total distributions of net investment income                         -         (5,999)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                         23,315        115,253
  Institutional Shares                                                27,681         84,327
  Adviser Shares*                                                          4          5,085
                                                                 --------------------------
    Total net increase in net assets from
      capital share transactions                                      51,000        204,665
                                                                 --------------------------
  Capital contribution from USAA Transfer
    Agency Company:
    Fund Shares                                                            -             20
                                                                 --------------------------
  Net increase (decrease) in net assets                             (156,209)       377,367

NET ASSETS
  Beginning of period                                              1,012,416        635,049
                                                                 --------------------------
  End of period                                                  $   856,207     $1,012,416
                                                                 ==========================
Accumulated undistributed net investment income:
  End of period                                                  $    10,313     $    4,871
                                                                 ==========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks, certain preferred securities, and exchange-traded funds that traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets. Level 2 securities also included rights valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

    These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2011, the Adviser Shares did not receive redemption fees.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $375,732,000 and $312,154,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $70,206,000 and $131,385,000, respectively, resulting in net unrealized depreciation of $61,179,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2011, the Fund received securities-lending income of $75,000, which is net of the 20% income retained by Citibank. As of November 30, 2011, the Fund had no securities out on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED                YEAR ENDED
                                           11/30/2011                  5/31/2011
-------------------------------------------------------------------------------------
                                       SHARES      AMOUNT        SHARES       AMOUNT
                                       ----------------------------------------------
FUND SHARES:
Shares sold                             5,324     $ 98,821       13,550     $ 276,520
Shares issued from reinvested
  dividends                                 -            -          218         4,543
Shares redeemed                        (4,025)     (75,506)      (8,135)     (165,810)
                                       ----------------------------------------------
Net increase from capital
  share transactions                    1,299     $ 23,315        5,633     $ 115,253
                                       ==============================================
INSTITUTIONAL SHARES:
Shares sold                             2,301     $ 42,479        4,527     $  93,377
Shares issued from reinvested
  dividends                                 -            -           65         1,348
Shares redeemed                          (736)     (14,798)        (501)      (10,398)
                                       ----------------------------------------------
Net increase from capital
  share transactions                    1,565     $ 27,681        4,091     $  84,327
                                       ==============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                                 1     $     24          276     $   5,105
Shares issued from reinvested
  dividends                                 -            -            -             -
Shares redeemed                            (1)         (20)          (1)          (20)
                                       ----------------------------------------------
Net increase from capital
  share transactions                        -     $      4          275     $   5,085
                                       ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

    approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $4,388,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(96,000), $(11,000), and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.03)%, (0.01)%, and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2011, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $1,575,000.

    The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

    over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2011, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $1,688,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $542,000, $63,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 2.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    time after that date. For the six-month period ended November 30, 2011, the Adviser Shares incurred reimbursable expenses of $13,000, of which $2,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out of pocket expenses. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Instututional Shares, plus out-of-pocket expenses. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,171,000, $63,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

    best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2011, the Fund recorded a receivable for capital shares sold of $68,000 and a payable for capital shares redeemed of $15,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of November 30, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                    OWNERSHIP %
-------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                     1.0%
USAA Target Retirement 2020 Fund                                       2.5
USAA Target Retirement 2030 Fund                                       5.7
USAA Target Retirement 2040 Fund                                       7.1
USAA Target Retirement 2050 Fund                                       3.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2011, USAA and its affiliates owned 271,000 Adviser Shares, which represent 98.6% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

54  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                        YEAR ENDED MAY 31,
                                -----------------------------------------------------------------------------------
                                    2011            2011          2010             2009           2008         2007
                                -----------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  21.57        $  17.20      $  14.41         $  24.47       $  22.67     $  16.82
                                -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .10             .13           .11              .23            .29          .14
  Net realized and
    unrealized gain (loss)         (4.48)           4.37          2.79            (9.15)          3.99         5.93
                                -----------------------------------------------------------------------------------
Total from investment
  operations                       (4.38)           4.50          2.90            (8.92)          4.28         6.07
                                -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -            (.13)         (.11)            (.20)          (.29)        (.22)
  Realized capital gains               -               -             -             (.94)         (2.19)           -
                                -----------------------------------------------------------------------------------
Total distributions                    -            (.13)         (.11)           (1.14)         (2.48)        (.22)
                                -----------------------------------------------------------------------------------
Net asset value at end
  of period                     $  17.19        $  21.57      $  17.20         $  14.41       $  24.47     $  22.67
                                ===================================================================================
Total return (%)*                 (20.31)          26.19         20.07(b)        (34.71)         18.78        36.23(a)
Net assets at end
  of period (000)               $676,487        $821,004      $557,639         $425,934       $622,436     $445,365
Ratios to average
  net assets:**
  Expenses (%)(c),(d)               1.58(e)         1.59          1.66(b)          1.79           1.51         1.65(a)
  Net investment income (%)         1.15(e)          .68           .61             1.98           1.22          .88
Portfolio turnover (%)                35              66            66               76             64          109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were $721,225,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)       (.00%)(+)     (.00%)(+)        (.00%)(+)      (.00%)(+)    (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH                                 PERIOD
                                                PERIOD ENDED                                ENDED
                                                NOVEMBER 30,     YEAR ENDED MAY 31,        MAY 31,
                                                -----------------------------------------------------
                                                    2011           2011        2010          2009***
                                                -----------------------------------------------------
Net asset value at beginning of period          $  21.60       $  17.22     $ 14.41       $ 21.26
                                                -------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .12            .22         .21(a)        .31(a)
  Net realized and unrealized gain (loss)          (4.48)          4.37        2.78(a)      (5.98)(a)
                                                -------------------------------------------------
Total from investment operations                   (4.36)          4.59        2.99(a)      (5.67)(a)
                                                -------------------------------------------------
Less distributions from:
  Net investment income                                -           (.21)       (.18)         (.24)
  Realized capital gains                               -              -           -          (.94)
                                                -------------------------------------------------
Total distributions                                    -           (.21)       (.18)        (1.18)
                                                -------------------------------------------------
Net asset value at end of period                $  17.24       $  21.60     $ 17.22       $ 14.41
                                                =================================================
Total return (%)*                                 (20.19)         26.71       20.74        (24.59)
Net assets at end of period (000)               $175,014       $185,493     $77,410       $23,255
Ratios to average net assets:**
  Expenses (%)(b)                                   1.25(c)        1.20(d)     1.13(d)       1.13(c),(d)
  Expenses, excluding reimbursements (%)(b)         1.25(c)        1.22        1.24          1.28(c)
  Net investment income (%)                         1.47(c)        1.13        1.17          3.30(c)
Portfolio turnover (%)                                35             66          66            76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $171,398,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.

================================================================================

56  | USAA EMERGING MARKETS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                     SIX-MONTH
                                                    PERIOD ENDED          PERIOD ENDED
                                                    NOVEMBER 30,            MAY 31,
                                                       2011                 2011***
                                                    ----------------------------------
Net asset value at beginning of period              $ 21.50                  $19.22
                                                    -------------------------------
Income (loss) from investment operations:
  Net investment income                                 .07                     .03(a)
  Net realized and unrealized gain (loss)             (4.47)                   2.36(a)
                                                    -------------------------------
Total from investment operations                      (4.40)                   2.39(a)
                                                    -------------------------------
Less distributions from:
  Net investment income                                   -                    (.11)
                                                    -------------------------------
Total distributions                                       -                    (.11)
                                                    -------------------------------
Net asset value at end of period                    $ 17.10                  $21.50
                                                    ===============================
Total return (%)*                                    (20.47)                  12.48
Net assets at end of period (000)                   $ 4,706                  $5,919
Ratios to average net assets:(b),**
  Expenses (%)(c)                                      2.00                    2.00
  Expenses, excluding reimbursements (%)(c)            2.49                    2.26
  Net investment income (%)                             .74                     .16
Portfolio turnover (%)                                   35                      66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $5,116,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

58  | USAA EMERGING MARKETS FUND

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      JUNE 1, 2011 -
                                   JUNE 1, 2011   NOVEMBER 30, 2011  NOVEMBER 30, 2011
                                   ---------------------------------------------------
FUND SHARES
Actual                               $1,000.00        $  796.90            $ 7.10

Hypothetical
  (5% return before expenses)         1,000.00         1,017.10              7.97

INSTITUTIONAL SHARES
Actual                                1,000.00           798.10**            5.62**

Hypothetical
  (5% return before expenses)         1,000.00         1,018.75**            6.31**

ADVISER SHARES
Actual                                1,000.00           795.30              8.98

Hypothetical
  (5% return before expenses)         1,000.00         1,015.00             10.08

  * Expenses are equal to the annualized expense ratio of 1.58% for Fund Shares, 1.25% for Institutional Shares, and 2.00% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (20.31)% for Fund Shares, (20.19)% for Institutional Shares, and (20.47)% for Adviser Shares for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

** The Institutional Shares' annualized expense ratio of 1.25% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of June 1, 2011, through November 30, 2011, the Institutional Shares' expense ratio would have been 1.30%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                       EXPENSES PAID
                                     BEGINNING         ENDING          DURING PERIOD*
                                   ACCOUNT VALUE    ACCOUNT VALUE      JUNE 1, 2011 -
                                   JUNE 1, 2011   NOVEMBER 30, 2011  NOVEMBER 30, 2011
                                   ---------------------------------------------------
INSTITUTIONAL SHARES
Actual                               $1,000.00        $  797.60            $5.84

Hypothetical
  (5% return before expenses)         1,000.00         1,018.50             6.56

================================================================================

60  | USAA EMERGING MARKETS FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   25559-0112                                (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.